THE BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE 100 ADR INDEX FUND

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2009

"BLDRS" and "Baskets of Listed Depositary Receipts" are service marks of
The Bank of New York Mellon

BLDRS INDEX FUNDS TRUST

Table of Contents

The BLDRS Index Funds Trust

Introduction	1

Report of Independent Registered Public Accounting Firm	2

Schedules of Investments	3

Financial Statements	17

Financial Highlights	27

Notes to Financial Statements	31

Supplemental Information (Unaudited)	38

This page has been left blank intentionally.

THE BLDRS INDEX FUNDS TRUST

This annual report provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Mellon Europe 100 ADR Index(SM). Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR Index(SM). The BNY Mellon Asia 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2009 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $3 billion to over $117 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR Index(SM). The BNY Mellon Developed Markets 100 ADR Index includes 100 component American Depositary Receipts as of September 30, 2009 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $3 billion to over $197 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR Index(SM). The BNY Mellon Emerging Markets 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2009 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $4 billion to over $60 billion.

BLDRS Europe 100 ADR Index Fund

The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Mellon Europe 100 ADR Index(SM). The BNY Mellon Europe 100 ADR Index includes 94 component American Depositary Receipts as of September 30, 2009 representing the securities issued by 94 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately 365 million to over $197 billion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and the Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the "Trust"), comprising of the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe 100 ADR Index Fund (each a "Fund"), as of September 30, 2009, and the related statements of operations and changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each respective Fund constituting the BLDRS Index Funds Trust at September 30, 2009, the results of their operations and the changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 7, 2010

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2009

American Depositary Receipts	Shares	Value
Toyota Motor Corp.	87,194	$6,850,833
BHP Billiton Ltd.	98,187	6,481,324
Westpac Banking Corp.	34,065	3,932,463
Mitsubishi UFJ Financial Group, Inc.	677,099	3,615,709
Honda Motor Co., Ltd.	106,986	3,242,746
Taiwan Semiconductor Manufacturing Co., Ltd.	259,284	2,841,753
Canon, Inc.	67,418	2,696,046
China Mobile Ltd.	48,805	2,396,814
China Life Insurance Co., Ltd.	27,354	1,797,431
Panasonic Corp.	121,204	1,769,578
POSCO	16,720	1,737,877
Sony Corp.	58,332	1,703,294
Infosys Technologies Ltd.	33,435	1,621,263
Mizuho Financial Group, Inc.	411,468	1,621,184
NTT DoCoMo, Inc.	95,816	1,519,642
PetroChina Co., Ltd.	12,350	1,404,812
Mitsui & Co., Ltd.	5,302	1,380,853
CNOOC Ltd.	8,782	1,189,346
Nippon Telegraph & Telephone Corp.	51,122	1,177,340
KB Financial Group, Inc.*	22,479	1,156,994
China Unicom Ltd.	74,338	1,058,573
Shinhan Financial Group Co., Ltd.	12,971	1,039,885
Kyocera Corp.	11,004	1,009,727
ICICI Bank Ltd.	24,107	929,566
Nomura Holdings, Inc.	150,502	921,072
China Petroleum & Chemical Corp.	9,822	836,343
HDFC Bank Ltd.	6,038	714,718
Hitachi Ltd.	19,508	596,555
United Microelectronics Corp.	153,045	581,571
Nidec Corp.	28,411	577,596
Kubota Corp.	13,952	577,473
Chunghwa Telecom Co., Ltd.	30,766	555,019
Telekomunikasi Indonesia Tbk PT	14,399	514,044
AU Optronics Corp.	46,260	447,797
Korea Electric Power Corp.	29,157	444,353
China Telecom Corp., Ltd.	8,123	384,218
LG Display Co., Ltd.	26,013	372,766
Lihir Gold Ltd.*	13,813	346,016
Sterlite Industries India Ltd.	21,649	345,734
SK Telecom Co., Ltd.	18,758	327,327

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2009

American Depositary Receipts	Shares	Value
Baidu.com*	751	$293,679
Wipro Ltd.	15,851	284,524
Siliconware Precision Industries Co.	36,724	263,678
KT Corp.	14,978	260,318
Makita Corp.	8,240	257,253
Advantest Corp.	9,321	255,023
Aluminum Corp of China Ltd.	9,235	252,947
Ctrip.com International Ltd.	3,927	230,868
Alumina Ltd.	35,913	228,048
Philippine Long Distance Telephone Co.	4,402	226,262
Total Investments (Cost $75,430,503)		$65,270,255

*  Non-income producing security for the year ended September 30, 2009.

The securities of the BLDRS Asia 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry groups, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$13,010,519	19.93%
Automobiles & Parts	10,093,579	15.46%
Technology Hardware & Equipment	7,458,634	11.43%
Mining	6,827,340	10.46%
Mobile Telecommunications	5,528,618	8.47%
Leisure Goods	3,472,872	5.32%
Oil & Gas Producers	3,430,501	5.26%
Fixed Line Telecommunications	2,890,939	4.43%
Industrial Metals & Mining	2,564,606	3.93%
Software & Computer Services	2,199,466	3.37%
Electronics & Electronic Equipment	2,183,878	3.35%
Life Insurance	1,797,431	2.75%
Support Services	1,380,853	2.12%
Financial Services	921,072	1.41%
Industrial Engineering	577,473	0.89%
Electricity	444,353	0.68%
Household Goods & Home Construction	257,253	0.39%
Travel & Leisure	230,868	0.35%
Total	$65,270,255	100.00%

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2009

The inputs used to measure the fair value of the Fund's investments fall within a three-tier hierarchy. A summary of the three broad tiers is listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following summarizes the valuation of the Fund's investments by the above fair value hierarchy as of September 30, 2009.

	Level 1		Level 2	Level 3	Total
Investments in Securities
Common Stocks	$65,270,255	*	$—	$—	$65,270,255
Total	$65,270,255		$—	$—	$65,270,255

*  Please refer to the Industry Classification of the Schedule of Investments for the breakdown of the valuations by industry type.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2009

American Depositary Receipts	Shares	Value
HSBC Holdings PLC	67,029	$3,844,113
BP PLC	60,934	3,243,517
Banco Santander SA	158,871	2,565,767
Total SA	43,262	2,563,706
Novartis AG	47,677	2,401,967
Vodafone Group PLC	102,867	2,314,507
Toyota Motor Corp.	29,017	2,279,866
Telefonica SA	26,641	2,208,805
BHP Billiton Ltd.	32,677	2,157,009
GlaxoSmithKline PLC	51,003	2,015,129
Royal Dutch Shell PLC, Class A	34,548	1,975,800
Sanofi-Aventis SA	41,503	1,533,536
Siemens AG	15,909	1,478,901
Royal Dutch Shell PLC, Class B	26,507	1,478,295
Westpac Banking Corp.	11,336	1,308,628
Banco Bilbao Vizcaya Argentaria SA	73,010	1,302,498
AstraZeneca PLC	28,314	1,272,714
UBS AG	69,311	1,269,084
Barclays PLC	53,633	1,267,884
British American Tobacco PLC	19,718	1,247,164
Mitsubishi UFJ Financial Group, Inc.	225,336	1,203,294
BHP Billiton PLC	21,731	1,197,378
ENI SpA	23,735	1,183,190
Credit Suisse Group AG	21,009	1,169,151
Rio Tinto PLC	6,748	1,149,117
Allianz SE	88,118	1,099,713
Honda Motor Co., Ltd.	35,605	1,079,188
Nokia OYJ	72,951	1,066,544
France Telecom SA	39,501	1,063,367
Deutsche Bank AG	12,094	928,456
ABB Ltd.	45,248	906,770
Canon, Inc.	22,437	897,256
AXA SA	32,525	879,801
Daimler AG	17,365	873,633
Unilever NV	30,250	873,015
SAP AG	17,333	847,064
Deutsche Telekom AG	58,035	792,758
Diageo PLC	12,181	749,010
Unilever PLC	25,514	731,742
ING Groep NV	40,508	722,258

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2009

American Depositary Receipts	Shares	Value
ArcelorMittal	17,994	$668,297
Panasonic Corp.	40,336	588,906
Telefonaktiebolaget LM Ericsson	58,140	582,563
Sony Corp.	19,413	566,860
Novo Nordisk A/S	8,906	560,633
Mizuho Financial Group, Inc.	136,934	539,520
NTT DoCoMo, Inc.	31,887	505,728
Lloyds TSB Group PLC	74,923	499,736
Prudential PLC	24,584	473,488
StatoilHydro ASA	20,858	470,139
Koninklijke Philips Electronics NV	18,942	461,427
National Grid PLC	9,439	460,151
Mitsui & Co., Ltd.	1,764	459,416
National Bank of Greece SA	59,078	425,952
Syngenta AG	9,214	423,383
Repsol YPF SA	15,411	418,563
Nippon Telegraph & Telephone Corp.	17,013	391,809
CRH PLC	13,728	380,815
Telecom Italia SpA	19,914	349,092
Cadbury PLC	6,604	338,191
Kyocera Corp.	3,663	336,117
BT Group PLC	15,084	313,898
Veolia Environment	8,104	311,923
Nomura Holdings, Inc.	50,087	306,532
Royal Bank of Scotland Group PLC	16,289	276,424
Aegon NV	30,135	254,942
ASML Holding NV	8,401	248,418
WPP PLC	4,891	210,166
Alcatel-Lucent	45,144	202,697
Hitachi Ltd.	6,492	198,525
Pearson PLC	15,754	195,822
Nidec Corp.	9,455	192,220
Kubota Corp.	4,643	192,174
Shire PLC	3,635	190,074
British Sky Broadcasting Group PLC	5,195	189,773
Reed Elsevier PLC	6,070	182,586
Fresenius Medical Care AG & Co., KGaA	3,658	181,949
Tenaris SA	4,548	162,000
Smith & Nephew PLC	3,438	155,088
Reed Elsevier NV	6,285	142,041

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2009

American Depositary Receipts	Shares	Value
Portugal Telecom SGPS SA	13,074	$138,715
Delhaize Group	1,953	135,538
STMicroelectronics NV	12,849	121,166
Lihir Gold Ltd.*	4,597	115,155
Randgold Resources Ltd.	1,608	112,367
Carnival PLC	3,140	108,299
Governor & Co of the Bank of Ireland	4,997	98,441
Coca Cola Hellenic Bottling Co., SA	3,339	88,016
Makita Corp.	2,743	85,636
Advantest Corp.	3,102	84,871
Allied Irish Banks PLC	8,946	84,271
Ryanair Holdings PLC*	2,846	82,648
Alumina Ltd.	11,951	75,889
Luxottica Group SpA	2,902	74,959
Hellenic Telecommunications Organization SA	8,593	71,837
Cie Generale de Geophysique-Veritas*	2,934	68,656
Telecom Corp of New Zealand Ltd.	7,100	68,018
Elan Corp PLC*	9,220	65,554
Intercontinental Hotels Group PLC	5,006	64,678
Logitech International SA*	3,301	60,671
Total Investments (Cost $100,822,903)		$74,955,018

*  Non-income producing security for the year ended September 30, 2009.

The securities of the BLDRS Developed Markets 100 ADR Index Fund (the "Fund") investment portfolio categorized by industry groups, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$16,783,219	22.39%
Oil & Gas Producers	11,333,210	15.12%
Pharmaceuticals & Biotechnology	8,039,607	10.73%
Mining	4,731,026	6.31%
Fixed Line Telecommunications	4,605,541	6.14%
Automobiles & Parts	4,232,687	5.65%
Mobile Telecommunications	3,612,993	4.82%
Technology Hardware & Equipment	3,264,186	4.36%
Nonlife Insurance	1,979,514	2.64%
Food Producers	1,942,948	2.59%
Leisure Goods	1,617,193	2.16%
General Industrials	1,478,901	1.97%

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2009

Sectors	Value	Percentage
Life Insurance	$1,450,688	1.94%
Tobacco	1,247,164	1.66%
Industrial Engineering	1,098,944	1.47%
Media	920,388	1.23%
Industrial Metals & Mining	906,186	1.21%
Software & Computer Services	847,064	1.13%
Beverages	837,026	1.12%
Gas, Water & Multiutilities	772,074	1.03%
Electronics & Electronic Equipment	726,862	0.97%
Support Services	459,416	0.61%
Chemicals	423,383	0.56%
Construction & Metals	380,815	0.51%
Health Care Equipment & Services	337,037	0.45%
Financial Services	306,532	0.41%
Travel & Leisure	255,625	0.34%
Food & Drug Retailers	135,538	0.18%
Household Goods & Home Construction	85,636	0.11%
Personal Goods	74,959	0.10%
Oil Equipment, Services & Distribution	68,656	0.09%
Total	$74,955,018	100.00%

The inputs used to measure the fair value of the Fund's investments fall within a three-tier hierarchy. A summary of the three broad tiers is listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following summarizes the valuation of the Fund's investments by the above fair value hierarchy as of September 30, 2009.

	Level 1		Level 2	Level 3	Total
Investments in Securities
Common Stocks	$74,955,018	*	$—	$—	$74,955,018
Total	$74,955,018		$—	$—	$74,955,018

*  Please refer to the Industry Classification section of the Schedule of Investments for the breakdown of the valuations by industry type.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2009

American Depositary Receipts	Shares	Value
Petroleo Brasileiro SP	1,168,126	$45,919,033
Petroleo Brasileiro SA	847,660	38,907,594
Taiwan Semiconductor Manufacturing Co., Ltd.	3,341,359	36,621,295
Itau Unibanco Holding SA	1,579,453	31,825,978
Vale SA	1,532,573	31,433,072
Teva Pharmaceutical Industries Ltd.	615,304	31,109,770
China Mobile Ltd.	628,940	30,887,243
America Movil SAB de CV	575,055	25,204,661
China Life Insurance Co., Ltd.	352,506	23,163,169
Banco Bradesco SA	1,149,121	22,856,017
Vale SA	984,042	22,760,891
POSCO	215,464	22,395,328
Infosys Technologies Ltd.	430,871	20,892,935
PetroChina Co., Ltd.	159,145	18,102,744
CNOOC Ltd.	113,172	15,326,884
KB Financial Group, Inc.*	289,687	14,910,190
China Unicom Ltd.	957,986	13,641,721
Shinhan Financial Group Co., Ltd.	167,154	13,400,736
Sasol Ltd.	325,848	12,421,326
ICICI Bank Ltd.	310,656	11,978,895
AngloGold Ashanti Ltd.	266,635	10,868,043
China Petroleum & Chemical Corp.	126,570	10,777,436
Cia de Bebidas das Americas	118,302	9,731,523
Cia Siderurgica Nacional SA	309,586	9,473,332
HDFC Bank Ltd.	77,812	9,210,606
Cemex SAB de CV	633,217	8,181,164
United Microelectronics Corp.	1,972,286	7,494,687
Chunghwa Telecom Co., Ltd.	396,480	7,152,499
Grupo Televisa SA	369,556	6,870,046
Mobile Telesystems OJSC	141,950	6,851,927
Gold Fields Ltd.	493,235	6,796,778
BRF - Brasil Foods SA*	125,745	6,695,921
Gerdau SA	494,648	6,648,068
Telekomunikasi Indonesia Tbk PT	185,555	6,624,314
Fomento Economico Mexicano SAB de CV	163,017	6,202,797
AU Optronics Corp.	596,167	5,770,897
Korea Electric Power Corp.	375,735	5,726,201
China Telecom Corp., Ltd.	104,675	4,951,127
LG Display Co., Ltd.	335,232	4,803,875
Sterlite Industries India Ltd.	278,990	4,455,469

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2009

American Depositary Receipts	Shares	Value
Ecopetrol SA	154,170	$4,407,720
Vimpel-Communications	227,452	4,253,352
Cia de Minas Buenaventura SA	119,865	4,220,447
SK Telecom Co., Ltd.	241,736	4,218,293
Cia Energetica de Minas Gerais	263,418	4,003,954
Turkcell Iletisim Hizmet AS	218,595	3,906,293
Empresa Nacional de Electricidad SA	82,525	3,867,947
Enersis SA	194,089	3,580,942
Telefonos de Mexico SAB de CV	204,451	3,565,625
Siliconware Precision Industries Co.	473,255	3,397,971
Total Investments (Cost $713,322,087)		$668,468,736

*  Non-income producing security for the year ended September 30, 2009.

The securities of the BLDRS Emerging Markets 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry groups, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Oil & Gas Producers	$145,862,737	21.82%
Banks	104,182,422	15.59%
Industrial Metals & Mining	97,166,160	14.54%
Mobile Telecommunications	88,963,490	13.31%
Technology Hardware & Equipment	58,088,725	8.69%
Pharmaceuticals & Biotechnology	31,109,770	4.65%
Life Insurance	23,163,169	3.46%
Fixed Line Telecommunications	22,293,565	3.34%
Mining	21,885,268	3.27%
Software & Computer Services	20,892,935	3.13%
Electricity	17,179,044	2.57%
Beverages	15,934,320	2.38%
Construction & Metals	8,181,164	1.22%
Media	6,870,046	1.03%
Food Producers	6,695,921	1.00%
Total	$668,468,736	100.00%

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2009

The inputs used to measure the fair value of the Fund's investments fall within a three-tier hierarchy. A summary of the three broad tiers is listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following summarizes the valuation of the Fund's investments by the above fair value hierarchy as of September 30, 2009.

	Level 1		Level 2	Level 3	Total
Investments in Securities
Common Stocks	$668,468,736	*	$—	$—	$668,468,736
Total	$668,468,736		$—	$—	$668,468,736

*  Please refer to the Industry Classification section of the Schedule of Investments for the breakdown of the valuations by industry type.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments
September 30, 2009

American Depositary Receipts	Shares	Value
HSBC Holdings PLC	21,693	$1,244,094
BP PLC	19,721	1,049,749
Banco Santander SA	51,417	830,385
Total SA	14,001	829,699
Novartis AG	15,430	777,363
Vodafone Group PLC	33,292	749,070
Telefonica SA	8,622	714,850
GlaxoSmithKline PLC	16,506	652,152
Royal Dutch Shell PLC, Class A	11,181	639,441
Sanofi-Aventis SA	13,432	496,312
Siemens AG	5,149	478,651
Royal Dutch Shell PLC, Class B	8,579	478,451
Banco Bilbao Vizcaya Argentaria SA	23,629	421,541
AstraZeneca PLC	9,163	411,877
UBS AG	22,432	410,730
Barclays PLC	17,357	410,320
British American Tobacco PLC	6,382	403,662
BHP Billiton PLC	7,033	387,518
ENI SpA	7,682	382,948
Credit Suisse Group AG	6,799	378,364
Rio Tinto PLC	2,184	371,913
Allianz SE	28,518	355,905
Nokia OYJ	23,610	345,178
France Telecom SA	12,784	344,145
Deutsche Bank AG	3,914	300,478
ABB Ltd.	14,644	293,466
AXA SA	10,526	284,728
Daimler AG	5,620	282,742
Unilever NV	9,790	282,539
SAP AG	5,610	274,161
Deutsche Telekom AG	18,782	256,562
Diageo PLC	3,942	242,394
Unilever PLC	8,257	236,811
ING Groep NV	13,110	233,751
ArcelorMittal	5,824	216,303
Telefonaktiebolaget LM Ericsson	18,816	188,536
Novo Nordisk A/S	2,882	181,422
Lloyds TSB Group PLC	24,248	161,734
Prudential PLC	7,956	153,233

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2009

American Depositary Receipts	Shares	Value
StatoilHydro ASA	6,751	$152,168
Koninklijke Philips Electronics NV	6,131	149,351
National Grid PLC	3,055	148,931
National Bank of Greece SA	19,120	137,855
Syngenta AG	2,982	137,023
Repsol YPF SA	4,988	135,474
CRH PLC	4,443	123,249
Telecom Italia SpA	6,445	112,981
Cadbury PLC	2,137	109,436
BT Group PLC	4,882	101,594
Veolia Environment	2,623	100,959
Royal Bank of Scotland Group PLC	5,272	89,466
Aegon NV	9,753	82,510
ASML Holding NV	2,719	80,401
WPP PLC	1,583	68,022
Alcatel-Lucent	14,610	65,599
Pearson PLC	5,098	63,368
Shire PLC	1,177	61,545
British Sky Broadcasting Group PLC	1,681	61,407
Reed Elsevier PLC	1,964	59,077
Fresenius Medical Care AG & Co., KGaA	1,184	58,892
Mobile Telesystems OJSC	1,186	57,248
Tenaris SA	1,472	52,433
Smith & Nephew PLC	1,113	50,207
Reed Elsevier NV	2,034	45,968
Portugal Telecom SGPS SA	4,231	44,891
Delhaize Group	632	43,861
STMicroelectronics NV	4,158	39,210
Randgold Resources Ltd.	520	36,338
Vimpel-Communications	1,901	35,549
Carnival PLC	1,016	35,042
Governor & Co of the Bank of Ireland	1,617	31,855
Coca Cola Hellenic Bottling Co., SA	1,080	28,469
Allied Irish Banks PLC	2,895	27,271
Ryanair Holdings PLC*	921	26,746
Luxottica Group SpA	939	24,254
Hellenic Telecommunications Organization SA	2,781	23,249
Cie Generale de Geophysique-Veritas*	950	22,230
Intercontinental Hotels Group PLC	1,620	20,930

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2009

American Depositary Receipts	Shares	Value
Logitech International SA*	1,069	$19,648
Elan Corp PLC*	2,759	19,617
ARM Holdings PLC	2,646	18,522
Tomkins PLC	1,394	16,714
Mechel	892	16,038
Acergy SA	1,151	14,537
Aixtron AG	523	14,283
Wimm-Bill-Dann Foods OJSC*	179	12,800
Magyar Telekom Telecommunications PLC	536	11,792
Rostelecom	378	11,098
Icon PLC*	342	8,376
Crucell NV*	349	7,989
SkillSoft PLC*	615	5,904
ASM International NV*	289	5,387
CNH Global NV	165	2,818
Torm A/S	219	2,300
Total Investments (Cost $26,133,684)		$20,086,060

*  Non-income producing security for the year ended September 30, 2009.

The securities of the BLDRS Europe 100 ADR Index Fund (the "Fund") investment portfolio categorized by industry groups, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$4,444,093	22.13%
Oil & Gas Producers	3,667,930	18.26%
Pharmaceuticals & Biotechnology	2,608,277	12.99%
Fixed Line Telecommunications	1,364,600	6.79%
Mobile Telecommunications	1,098,429	5.47%
Mining	795,769	3.96%
Technology Hardware & Equipment	776,764	3.87%
Food Producers	641,586	3.19%
Nonlife Insurance	640,633	3.19%
General Industrials	495,365	2.47%
Life Insurance	469,494	2.34%
Tobacco	403,662	2.01%
Media	297,842	1.48%
Industrial Engineering	296,284	1.48%

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Schedule of Investments (continued)
September 30, 2009

Sectors	Value	Percentage
Industrial Metals & Mining	$284,774	1.42%
Automobiles & Parts	282,742	1.41%
Software & Computer Services	280,065	1.39%
Beverages	270,863	1.35%
Gas, Water & Multiutilities	249,890	1.24%
Leisure Goods	149,351	0.74%
Chemicals	137,023	0.68%
Construction & Metals	123,249	0.61%
Health Care Equipment & Services	117,475	0.59%
Travel & Leisure	82,718	0.41%
Food & Drug Retailers	43,861	0.22%
Oil Equipment, Services & Distribution	36,767	0.18%
Personal Goods	24,254	0.12%
Industrial Transport	2,300	0.01%
Total	$20,086,060	100.00%

The inputs used to measure the fair value of the Fund's investments fall within a three-tier hierarchy. A summary of the three broad tiers is listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following summarizes the valuation of the Fund's investments by the above fair value hierarchy as of September 30, 2009.

	Level 1		Level 2	Level 3	Total
Investments in Securities
Common Stocks	$20,086,060	*	$—	$—	$20,086,060
Total	$20,086,060		$—	$—	$20,086,060

*  Please refer to the Industry Classification section of the Schedule of Investments for the breakdown of the valuations by industry type.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2009

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund
Assets:
Investments in securities, at value (cost $75,430,503 and $100,822,903, respectively)	$65,270,255	$74,955,018
Cash	82,116	742,776
Dividends receivable	96,895	153,437
Receivable for units created	1,221,149	1,058,091
Total assets	$66,670,415	$76,909,322
Liabilities:
Payable for securities purchased	$1,251,259	$1,054,531
Distribution payable	378,716	588,070
Payable to Sponsor	83,070	79,244
Payable to Licensor	9,390	10,424
Payable to Trustee	5,240	6,044
Accrued expenses	56,001	46,564
Total liabilities	1,783,676	1,784,877
NET ASSETS	$64,886,739	$75,124,445
Net assets represented by:
Paid in capital	$84,637,359	$111,021,624
Undistributed (distributions in excess of) net investment income	2,471	(164,410)
Accumulated net realized loss on investments transactions	(9,592,843)	(9,864,884)
Net unrealized depreciation of investments	(10,160,248)	(25,867,885)
NET ASSETS	$64,886,739	$75,124,445
Shares of beneficial interest outstanding, unlimited shares authorized: $.001 per value:	2,650,000	3,550,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$24.49	$21.16

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Statements of Assets and Liabilities
September 30, 2009

	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe 100 ADR Index Fund
Assets:
Investments in securities, at value (cost $713,322,087 and $26,133,684, respectively)	$668,468,736	$20,086,060
Cash	3,618,199	140,212
Dividends receivable	2,435,043	52,937
Receivable for units created	28,514,076	—
Receivable from Sponsor	—	8,239
Other Receivables	—	15,022
Total assets	$703,036,054	$20,302,470
Liabilities:
Payable for securities purchased	$28,480,560	$—
Distribution payable	4,540,230	175,646
Payable to Sponsor	347,860	—
Payable to Licensor	87,316	—
Payable to Trustee	48,370	1,656
Accrued expenses	54,125	41,838
Total liabilities	33,558,461	219,140
NET ASSETS	$669,477,593	$20,083,330
Net assets represented by:
Paid in capital	$778,020,272	$28,969,242
Undistributed (distributions in excess of) net investment income	116,513	(175,646)
Accumulated net realized loss on investments transactions	(63,805,841)	(2,662,642)
Net unrealized depreciation of investments	(44,853,351)	(6,047,624)
NET ASSETS	$669,477,593	$20,083,330
Shares of beneficial interest outstanding, unlimited shares authorized: $.001 per value:	16,300,000	950,000
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$41.07	$21.14

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2009	2008	2007
Investment income:
Dividend income*	$1,514,829	$2,173,612	$2,377,837
Expenses:
Trustee fees	55,915	110,998	119,976
Marketing expenses	10,541	—	175,568
Licensing fees	33,514	66,415	72,847
SEC filing fees	—	500	8,075
Professional fees	44,474	60,999	47,195
Other fees and expenses	23,348	16,480	9,113
Total expenses	167,792	255,392	432,774
Less expenses waived by the Licensor	—	—	(72,847)
Net expenses	167,792	255,392	359,927
Net investment income	1,347,037	1,918,220	2,017,910
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(6,913,089)	(3,657,910)	1,707,786
Net realized gain (loss) on in-kind redemptions	(2,226,576)	5,011,162	4,323,236
Net change in unrealized appreciation/ depreciation of investments	4,848,636	(36,864,119)	17,179,543
Net realized and unrealized gain (loss) on investments	(4,291,029)	(35,510,867)	23,210,565
Net increase (decrease) in net assets resulting from operations	$(2,943,992)	$(33,592,647)	$25,228,475

*  Net of foreign taxes withheld of $130,318, $191,144, and $157,808, for the years ended September 30, 2009, 2008 and 2007, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2009	2008	2007
Investment income:
Dividend income*	$2,893,524	$5,112,855	$3,014,159
Expenses:
Trustee fees	67,515	151,989	109,507
Marketing expenses	20,259	—	152,134
Licensing fees	40,396	90,946	66,880
SEC filing fees	—	500	10,123
Professional fees	47,853	60,999	42,740
Other fees and expenses	26,500	18,378	14,017
Total expenses	202,523	322,812	395,401
Less expenses waived by the Licensor	—	—	(66,880)
Net expenses	202,523	322,812	328,521
Net investment income	2,691,001	4,790,043	2,685,638
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(10,571,816)	(1,567,176)	3,711,844
Net realized gain (loss) on in-kind redemptions	(8,435,627)	9,852,530	5,108,943
Net change in unrealized appreciation/ depreciation of investments	8,177,106	(56,660,055)	13,400,542
Net realized and unrealized gain (loss) on investments	(10,830,337)	(48,374,701)	22,221,329
Net increase (decrease) in net assets resulting from operations	$(8,139,336)	$(43,584,658)	$24,906,967

*  Net of foreign taxes withheld of $184,959, $440,429, and $377,707, for the years ended September 30, 2009, 2008 and 2007, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2009	2008	2007
Investment income:
Dividend income*	$13,077,276	$17,983,210	$10,602,940
Expenses:
Trustee fees	438,460	760,669	462,767
Marketing expenses	391,175	—	858,301
Licensing fees	266,234	494,055	282,150
SEC filing fees	1,300	6,350	25,969
Professional fees	155,124	60,999	47,195
Other fees and expenses	76,845	21,769	26,255
Total expenses	1,329,138	1,343,842	1,702,637
Less expenses waived by the Licensor	—	—	(282,150)
Net expenses	1,329,138	1,343,842	1,420,487
Net investment income	11,748,138	16,639,368	9,182,453
Realized and unrealized gain (loss) on investments:
Net realized loss on sales of investments	(54,296,800)	(30,235,526)	(596,271)
Net realized gain on in-kind redemptions	1,617,470	135,233,031	26,999,724
Net change in unrealized appreciation/ depreciation of investments	97,238,215	(357,862,929)	202,115,293
Net realized and unrealized gain (loss) on investments	44,558,885	(252,865,424)	228,518,746
Net increase (decrease) in net assets resulting from operations	$56,307,023	$(236,226,056)	$237,701,199

*  Net of foreign taxes withheld of $1,217,256, $1,563,552, and $1,092,673, for the years ended September 30, 2009, 2008 and 2007, respectively.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Operations

	Year Ended September 30,
	2009	2008	2007
Investment income:
Dividend income*	$822,064	$1,609,156	$1,371,031
Expenses:
Trustee fees	17,085	44,750	44,669
Marketing expenses	—	—	31,206
Licensing fees	10,197	26,776	27,181
SEC filing fees	—	500	2,126
Professional fees	39,647	60,999	47,195
NASDAQ listing fee	—	10,000	—
Other fees and expenses	25,500	7,860	8,811
Total expenses	92,429	150,885	161,188
Less expenses waived by the Licensor	(10,197)	(16,682)	(27,181)
Less expenses reimbursed by the Sponsor	(30,977)	—	—
Net expenses	51,255	134,203	134,007
Net investment income	770,809	1,474,953	1,237,024
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(2,674,116)	242,588	1,869,307
Net realized gain (loss) on in-kind redemptions	(2,270,272)	3,947,389	—
Net change in unrealized appreciation/ depreciation of investments	2,616,440	(19,005,219)	7,703,178
Net realized and unrealized gain (loss) on investments	(2,327,948)	(14,815,242)	9,572,485
Net increase (decrease) in net assets resulting from operations	$(1,557,139)	$(13,340,289)	$10,809,509

*  Net of foreign taxes withheld of $56,784 , $158,949, and $178,969, for the years ended September 30, 2009, 2008 and 2007, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2009	2008	2007
Increase (decrease) in net assets:
Operations:
Net investment income	$1,347,037	$1,918,220	$2,017,910
Net realized gain (loss) on investment transactions	(9,139,665)	1,353,252	6,031,022
Net change in unrealized appreciation/ depreciation of investments	4,848,636	(36,864,119)	17,179,543
Net increase (decrease) in net assets resulting from operations	(2,943,992)	(33,592,647)	25,228,475
Distributions to Unitholders from:
Net investment income	(2,425,391)	(1,886,018)	(2,060,340)
Realized gain on investments	—	(869,706)	—
Total distributions	(2,425,391)	(2,755,724)	(2,060,340)
Proceeds from subscriptions of BLDRS Asia 50 ADR Index Fund shares	9,825,682	8,661,147	25,925,178
Less redemptions of BLDRS Asia 50 ADR Index Fund shares	(16,997,608)	(24,252,624)	(13,454,710)
Increase (decrease) in net assets due to unitholder transactions	(7,171,926)	(15,591,477)	12,470,468
Total increase (decrease)	(12,541,309)	(51,939,848)	35,638,603
Net assets:
Beginning of year	77,428,048	129,367,896	93,729,293
End of year(a)	$64,886,739	$77,428,048	$129,367,896

(a)  Includes undistributed net investment income of $2,471, $1,080,825, and $24,819 at September 30, 2009, 2008 and 2007, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2009	2008	2007
Increase (decrease) in net assets:
Operations:
Net investment income	$2,691,001	$4,790,043	$2,685,638
Net realized gain (loss) on investment transactions	(19,007,443)	8,285,354	8,820,787
Net change in unrealized appreciation/ depreciation of investments	8,177,106	(56,660,055)	13,400,542
Net increase (decrease) in net assets resulting from operations	(8,139,336)	(43,584,658)	24,906,967
Distributions to Unitholders from:
Net investment income	(2,666,759)	(4,528,854)	(3,045,557)
Realized gain on investments	(257,535)	(3,780,896)	—
Total distributions	(2,924,294)	(8,309,750)	(3,045,557)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Developed Markets 100 ADR Index Fund shares	9,991,868	11,684,209	114,130,255
Less redemptions of BLDRS Developed Markets 100 ADR Index Fund shares	(21,980,510)	(51,935,778)	(15,485,028)
Increase (decrease) in net assets due to unitholder transactions	(11,988,642)	(40,251,569)	98,645,227
Total increase (decrease)	(23,052,272)	(92,145,977)	120,506,637
Net assets:
Beginning of year	98,176,717	190,322,694	69,816,057
End of year(a)	$75,124,445	$98,176,717	$190,322,694

(a)  Includes distributions in excess of net investment income of $(164,410), $(188,656), and $(449,845) at September 30, 2009, 2008 and 2007, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2009	2008	2007
Increase (decrease) in net assets:
Operations:
Net investment income	$11,748,138	$16,639,368	$9,182,453
Net realized gain (loss) on investment transactions	(52,679,330)	104,997,505	26,403,453
Net change in unrealized appreciation/ depreciation of investments	97,238,215	(357,862,929)	202,115,293
Net increase (decerase) in net assets resulting from operations	56,307,023	(236,226,056)	237,701,199
Distributions to Unitholders from:
Net investment income	(12,313,453)	(15,401,987)	(9,937,606)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50 ADR Index Fund shares	231,356,274	570,874,508	356,067,421
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares	(159,841,188)	(515,631,963)	(108,125,246)
Increase in net assets due to unitholder transactions	71,515,086	55,242,545	247,942,175
Total increase (decrease)	115,508,656	(196,385,498)	475,705,768
Net assets:
Beginning of year	553,968,937	750,354,435	274,648,667
End of year(a)	$669,477,593	$553,968,937	$750,354,435

(a)  Includes undistributed (distributions in excess of) net investment income of $116,513, $637,253, and $(1,014,583) at September 30, 2009, 2008 and 2007, respectively.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the
BLDRS Index Funds Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2009	2008	2007
Increase (decrease) in net assets:
Operations:
Net investment income	$770,809	$1,474,953	$1,237,024
Net realized gain (loss) on investment transactions	(4,944,388)	4,189,977	1,869,307
Net change in unrealized appreciation/ depreciation of investments	2,616,440	(19,005,219)	7,703,178
Net increase (decrease) in net assets resulting from operations	(1,557,139)	(13,340,289)	10,809,509
Distributions to Unitholders from:
Net investment income	(729,537)	(1,413,199)	(1,236,505)
Realized gain on investments	—	(2,289,040)	—
Tax return of capital	(38,773)	—	—
Total distributions	(768,310)	(3,702,239)	(1,236,505)
Unitholder transactions:
Proceeds from subscriptions of BLDRS Europe 100 ADR Index Fund shares	1,571,404	5,635,538	18,459,072
Less redemptions of BLDRS Europe 100 ADR Index Fund shares	(5,678,712)	(20,000,003)	—
Increase (decrease) in net assets due to unitholder transactions	(4,107,308)	(14,364,465)	18,459,072
Total increase (decrease)	(6,432,757)	(31,406,993)	28,032,076
Net assets:
Beginning of year	26,516,087	57,923,080	29,891,004
End of year(a)	$20,083,330	$26,516,087	$57,923,080

(a)  Includes distributions in excess of net investment income of $(175,646), $(216,918), and $(93,038) at September 30, 2009, 2008 and 2007, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2009	2008	2007	2006	2005
Net asset value, beginning of year(4)	$25.39	$35.94	$29.29	$26.03	$20.87
Investment operations:
Net investment income(1)(4)	0.50	0.56	0.55	0.45	0.44
Net realized and unrealized gain (loss) on investments(4)	(0.49)	(10.31)	6.65	3.25	5.07
Total from investment operations	0.01	(9.75)	7.20	3.70	5.51
Less distributions from:
Net investment income(4)	(0.91)	(0.56)	(0.55)	(0.44)	(0.35)
Net realized gain on investments(4)	—	(0.24)	—	—	—
Total distributions	(0.91)	(0.80)	(0.55)	(0.44)	(0.35)
Net asset value, end of year	$24.49	$25.39	$35.94	$29.29	$26.03
Total investment return(2)	1.06%	(27.48)%	24.70%	14.03%	26.63%
Ratios and Supplemental data:
Net assets, end of year (000's)	$64,887	$77,428	$129,368	$93,729	$39,045
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.23%	0.36%	0.36%	0.43%
Expenses after expenses waived and/or assumed	0.30%	0.23%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	2.41%	1.74%	1.60%	1.50%	1.81%
Net investment income after expenses waived and/or assumed	2.41%	1.74%	1.66%	1.56%	1.94%
Portfolio turnover rate(3)	17.19%	7.49%	21.98%	9.71%	14.89%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2009	2008	2007	2006	2005
Net asset value, beginning of year(4)	$22.31	$32.81	$26.85	$23.82	$19.84
Investment operations:
Net investment income(1)(4)	0.69	0.92	0.75	0.65	0.58
Net realized and unrealized gain (loss) on investments(4)	(1.07)	(9.84)	5.96	3.03	3.93
Total from investment operations	(0.38)	(8.92)	6.71	3.68	4.51
Less distributions from:
Net investment income(4)	(0.71)	(0.90)	(0.75)	(0.65)	(0.53)
Net realized gain on investment(4)	(0.06)	(0.68)	—	—	—
Total distributions	(0.77)	(1.58)	(0.75)	(0.65)	(0.53)
Net asset value, end of year	$21.16	$22.31	$32.81	$26.85	$23.82
Total investment return(2)	(0.98)%	(28.24)%	25.18%	15.56%	22.98%
Ratios and Supplemental data:
Net assets, end of year (000's)	$75,124	$98,177	$190,323	$69,816	$42,870
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.21%	0.35%	0.36%	0.47%
Expenses after expenses waived and/or assumed	0.30%	0.21%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	3.99%	3.14%	2.35%	2.49%	2.47%
Net investment income after expenses waived and/or assumed	3.99%	3.14%	2.41%	2.55%	2.64%
Portfolio turnover rate(3)	12.60%	13.09%	22.94%	8.33%	7.91%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2009	2008	2007	2006	2005
Net asset value, beginning of year(4)	$37.94	$52.84	$32.31	$27.23	$18.00
Investment operations:
Net investment income(1)(4)	0.83	1.04	0.81	0.60	0.51
Net realized and unrealized gain (loss) on investments(4)	3.15	(14.98)	20.53	5.07	9.17
Total from investment operations	3.98	(13.94)	21.34	5.67	9.68
Less distributions from:
Net investment income(4)	(0.85)	(0.96)	(0.81)	(0.59)	(0.45)
Total distributions	(0.85)	(0.96)	(0.81)	(0.59)	(0.45)
Net asset value, end of year	$41.07	$37.94	$52.84	$32.31	$27.23
Total investment return(2)	11.02%	(26.73)%	66.50%	20.76%	54.38%
Ratios and Supplemental data:
Net assets, end of year (000's)	$669,478	$553,969	$750,354	$274,649	$223,299
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.16%	0.36%	0.36%	0.37%
Expenses after expenses waived and/or assumed	0.30%	0.16%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	2.65%	2.03%	1.89%	1.89%	2.19%
Net investment income after expenses waived and/or assumed	2.65%	2.03%	1.95%	1.95%	2.26%
Portfolio turnover rate(3)	13.27%	10.67%	14.38%	2.64%	25.53%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 4 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 4 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund of the BLDRS Index Funds Trust
Financial Highlights

	Year Ended September 30,
	2009	2008	2007	2006	2005
Net asset value, beginning of year(4)	$22.10	$34.07	$27.17	$23.88	$20.04
Investment operations:
Net investment income(1)(4)	0.77	0.99	0.85	0.68	0.56
Net realized and unrealized gain (loss) on investments(4)	(0.94)	(10.50)	6.87	3.34	3.89
Total from investment operations	(0.17)	(9.51)	7.72	4.02	4.45
Less distributions from:
Net investment income(4)	(0.76)	(0.98)	(0.82)	(0.72)	(0.59)
Realized gain on investments(4)	—	(1.48)	—	(0.01)	(0.02)
Return of capital	(.03)	—	—	—	—
Total distributions	(0.79)	(2.46)	(0.82)	(0.73)	(0.61)
Net asset value, end of year	$21.14	$22.10	$34.07	$27.17	$23.88
Total investment return(2)	(0.03)%	(29.72)%	28.66%	17.02%	22.45%
Ratios and Supplemental data:
Net assets, end of year (000's)	$20,083	$26,516	$57,923	$29,891	$28,651
Ratios to average net assets:
Expenses before expenses waived and/or assumed	0.54%	0.34%	0.36%	0.37%	0.69%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	4.27%	3.27%	2.67%	2.61%	2.08%
Net investment income after expenses waived and/or assumed	4.51%	3.31%	2.73%	2.68%	2.48%
Portfolio turnover rate(3)	10.93%	15.85%	18.92%	6.87%	8.43%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)  On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Index Funds Trust
Notes to Financial Statements
September 30, 2009

1. Organization

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund ("Asia"), BLDRS Developed Markets 100 ADR Index Fund ("Developed Markets"), BLDRS Emerging Markets 50 ADR Index Fund ("Emerging Markets") and BLDRS Europe 100 ADR Index Fund ("Europe") (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by each respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Mellon Asia 50 ADR Index, The BNY Mellon Developed Markets 100 ADR Index, The BNY Mellon Emerging Markets 50 ADR Index and The BNY Mellon Europe 100 ADR Index, respectively.

Invesco PowerShares Capital Management, LLC (formerly PowerShares Capital Management, LLC) is the Sponsor of the Trust and The Bank of New York Mellon (formerly The Bank of New York) is the Trustee. Effective March 21, 2007, sponsorship the Trust was transferred to Invesco PowerShares Capital Management, LLC pursuant to a transaction agreement between Invesco PowerShares Capital Management, LLC and The Nasdaq Stock Market, Inc., the parent of the former sponsor, Nasdaq Global Funds, Inc.

2. Significant Accounting Policies

In June 2009, the Financial Accounting Standards Board ("FASB") issued, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Fund adopted the standard effective September 30, 2009. The adoption did not have an effect on the Funds' financial statements.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through January 7, 2010, the date the financial statements were available to be issued.

Security Valuation

Portfolio securities are valued at the closing sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued at fair value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee appraising the value of the securities in good faith, or (e) by any combination thereof.

During the year ended September 30, 2009, the Funds adopted new authoritative guidance for fair value measurements. This guidance defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each respective Fund's Schedule of Investments.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income to their unitholders quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent they distribute all of their investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Funds are subject to authoritative guidance for uncertainties in income tax. Management has analyzed each Fund's tax positions taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2009, no provision for income tax would be required in each respective Fund's financial statements. The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Funds are subject to examinations by such taxing authorities for up to three years after the filing of their return for the tax period.

3. Federal Income Tax

At September 30, 2009, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions, non deductible expenses and a tax return of capital distributed to shareholders on redemption of shares. These reclassifications had no effect on net assets of the Funds.

	Net increase (decrease) to Undistributed (Distributions in Excess of) Net Investment Income	Net increase (decrease) to Accumulated Net Realized Loss on Investment	Net increase (decrease) to Paid in Capital
Asia	$—	$3,565,310	$(3,565,310)
Developed Markets	4	11,376,837	(11,376,841)
Emerging Markets	44,305	18,559,601	(18,603,906)
Europe	38,773	2,604,481	(2,643,254)

Distributions during the fiscal year ended September 30, 2009, 2008 and 2007 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,			Long-Term Capital Gains Year Ended September 30,
	2009	2008	2007	2009	2008	2007
Asia	$2,425,391	$1,211,392	$2,060,340	$—	$1,544,332	$—
Developed Markets	2,921,444	5,189,893	3,045,557	2,850	3,119,857	—
Emerging Markets	12,313,453	15,142,089	9,937,606	—	259,898	—
Europe	729,537	1,965,587	1,236,505	—	1,736,652	—

	Tax Return of Capital Year Ended September 30,
	2009	2008	2007
Asia	$—	$—	$—
Developed Markets	—	—	—
Emerging Markets	—	—	—
Europe	38,773	—	—

At September 30, 2009, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ (Depreciation)	Accumulated Capital and other Losses*
Asia	$381,187	$(12,268,223)	$(7,484,868)
Developed Markets	423,660	(27,804,928)	(7,927,841)
Emerging Markets	4,656,743	(67,513,937)	(41,145,255)
Europe	—	(6,361,882)	(2,348,384)

*  As of September 30, 2009, the Asia, Developed Markets, Emerging Markets and Europe Funds had capital loss carryforwards of $3,330,400, $681,358, $31,056,295, and $325,340 respectively, which expire September 30, 2017. These capital loss carryforwards will reduce each Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax.
Amounts include post-October capital losses. Net capital losses incurred after October 31, 2008 and within the taxable year, are deemed to arise on the first day of the Funds' next taxable year. The net capital losses include post-October capital losses of $4,154,468 for Asia, $7,246,483 for Developed Market, $10,088,960 for Emerging Market and $2,023,044 for Europe.

4. Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and for payments to The Bank of New York Mellon (the "Licensor") for a license to use the BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY Mellon Europe 100 ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of its average net assets subject to waiver provisions discussed on the following page.

In accordance with the Trust Agreement, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as a Percentage of Net Assets
$0–$499,999,999*	10/100 of 1% per annum
$500,000,000–$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the year ended September 30, 2009, 2008 and 2007, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2009, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal year ended September 30, 2009, 2008 and 2007, the Licensor waived and the Sponsor reimbursed the following expenses incurred by the Funds:

	Licence Fees Waived by Licensor Year Ended September 30,			Expenses Reimbursed by the Sponsor Year Ended September 30,
	2009	2008	2007	2009	2008	2007
Asia	$—	$—	$72,847	$—	$—	$—
Developed Markets	—	—	66,880	—	—	—
Emerging Markets	—	—	282,150	—	—	—
Europe	10,197	16,682	27,181	30,977	—	—

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

5. Related Party Transactions

During the fiscal year ended September 30, 2009, 2008 and 2007 the Funds paid $341,175, $314,764, and $224,122 respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group is an affiliate of the Trustee.

6. Transactions in Shares of the BLDRS Index Funds Trust

Transactions in shares are as follows:

	For the Year ended September 30,
	2009	2008	2007
	Shares	Shares	Shares
Asia shares sold	450,000	250,000	800,000
Asia shares redeemed	(850,000)	(800,000)	(400,000)
Net increase (decrease)	(400,000)	(550,000)	400,000
Developed Markets shares sold	550,000	400,000	3,700,000
Developed Markets shares redeemed	(1,400,000)	(1,800,000)	(500,000)
Net increase (decrease)	(850,000)	(1,400,000)	3,200,000
Emerging Markets shares sold	7,150,000	10,950,000	8,550,000
Emerging Markets shares redeemed	(5,450,000)	(10,550,000)	(2,850,000)
Net increase (decrease)	1,700,000	400,000	5,700,000
Europe shares sold	100,000	200,000	600,000
Europe shares redeemed	(350,000)	(700,000)	—
Net increase (decrease)	(250,000)	(500,000)	600,000

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process, BLDRS Developed Markets 100 ADR Clearing Process, BLDRS Emerging Markets 50 ADR Clearing Process and BLDRS Europe 100 ADR Clearing Process is $10 per security "name" in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2009, 2008 and 2007, the Trustee earned the following amounts in transaction fees:

	Year Ended September 30,
	2009	2008	2007
Asia	$8,000	$5,000	$5,000
Developed Markets	21,000	16,000	27,000
Emerging Markets	46,500	52,000	31,500
Europe	5,000	7,000	6,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2009, 2008 or 2007.

7. Investment Transactions

For the year ended September 30, 2009, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds' shares, as follows:

	Purchases	Sales
Asia	$9,877,694	$10,490,378
Developed Markets	8,743,565	9,088,201
Emerging Markets	60,749,026	60,810,516
Europe	1,923,580	1,941,753

At September 30, 2009, the Funds' cost of investments for federal income tax purposes and unrealized appreciation/(depreciation) was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Asia	$77,538,478	$6,578,493	$(18,846,716)	$(12,268,223)
Developed Markets	102,759,946	1,549,685	(29,354,613)	(27,804,928)
Emerging Markets	735,982,673	25,356,872	(92,870,809)	(67,513,937)
Europe	26,447,942	439,267	(6,801,149)	(6,361,882)

8. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Supplemental Information (Unaudited)

BLDRS Asia 50 ADR Index Fund
BLDRS Developed Markets 100 ADR Index Fund
BLDRS Emerging Markets 50 ADR Index Fund
BLDRS Europe 100 ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution For Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund's net asset value. Net Asset Value, or "NAV", is the price at which a Fund issues and redeems shares. The "Closing Market Price" of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds' NAV is calculated. Each Fund's Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2008 through September 30, 2009.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

Supplemental Information (Unaudited) (continued)

BLDRS Asia 50 ADR Index Fund

October 1, 2008 through September 30, 2009

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	87	94.57%	155	97.48%
>0.50% to 1.00%	2	2.17%	3	1.89%
>1.00% to 2.00%	3	3.26%	1	0.63%
Total	92	100.00%	159	100.00%

BLDRS Developed Markets 100 ADR Index Fund

October 1, 2008 through September 30, 2009

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	85	94.45%	154	95.66%
>0.50% to 1.00%	2	2.22%	4	2.48%
>1.00% to 2.00%	3	3.33%	3	1.86%
Total	90	100.00%	161	100.00%

BLDRS Emerging Markets 50 ADR Index Fund

October 1, 2008 through September 30, 2009

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	107	98.17%	139	97.89%
>0.50% to 1.00%	0	0.00%	2	1.41%
>1.00% to 2.00%	2	1.83%	1	0.70%
Total	109	100.00%	142	100.00%

BLDRS Europe 100 ADR Index Fund

October 1, 2008 through September 30, 2009

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.01% to 0.50%	96	96.00%	147	97.35%
>0.50% to 1.00%	1	1.00%	1	0.66%
>1.00% to 2.00%	3	3.00%	3	1.99%
Total	100	100.00%	151	100.00%

(1)  Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

Supplemental Information (Unaudited) (continued)

II. Cumulative and Average Annual Returns for Each BLDRS Fund

Average Annual Total Returns

(For The Period Ending September 30, 2009)

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	1.06%	0.84%	(0.22)%	5.78%	5.76%	5.32%	8.89%	8.78%	8.64%
BLDRS Developed	(0.98)%	(0.91)%	(1.34)%	4.83%	4.88%	4.89%	8.58%	8.62%	8.78%
BLDRS Emerging	11.02%	11.78%	11.63%	20.45%	20.16%	20.62%	22.65%	22.28%	22.61%
BLDRS Europe	(0.03)%	0.02%	0.02%	5.33%	5.35%	5.60%	9.18%	9.14%	9.55%

Cumulative Total Returns

(For The Period Ending September 30, 2009)

	Past One Year(1)			Past Five Year(1)			From Inception(1)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	1.06%	0.84%	(0.22)%	32.41%		29.65%	79.63%		76.95%
BLDRS Developed	(0.98)%	(0.91)%	(1.34)%	26.58%		27.02%	76.12%		78.49%
BLDRS Emerging	11.02%	11.78%	11.63%	153.58%		155.59%	307.39%		307.10%
BLDRS Europe	(0.03)%	0.02%	0.02%	29.67%		31.36%	82.98%		87.43%

(1)  Average and Cumulative Annual Total Returns for the period since inception is calculated from the inception date of November 8, 2002. "Cumulative Total Return" represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage

Supplemental Information (Unaudited) (continued)

commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

BLDRS Index Funds Trust

Sponsor

Invesco PowerShares Capital Management, LLC
301 West Roosevelt Road
Wheaton, IL 60187

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel

Jones Day
222 East 41st Street
New York, NY 10017

NOTES